Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurements [Abstract]
Schedule of Company’s Assets and Liabilities	The following table presents information about the Company’s assets and liabilities that are measured at fair value at December 31, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description:	Level	December 31, 2023	December 31, 2022
Assets:
Cash and investments held in Trust Account	1	$42,994,274	$127,782,882
Derivative asset	3	$28,245,500	$—
Derivative liabilities	3	$46,728,596	$—

Schedule of Fair Value Measurement of FPA and NRA Liability	The fair value measurement of the FPA and the NRA liability at December 31, 2023, was calculated using the following range of weighted average assumptions:
December 31, 2023
Risk-free interest rate (FPA)	3.85%
Expected life of over-allotment option (FPA)	5.4 years
Expected volatility of underlying stock (FPA)	75%
Dividends (FPA)	0%
Probability of merger closing (FPA and NRA)	80%